Fair Value Measurements - Additional Information (Detail)	3 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Change in fair value of derivative warrant liabilities	$ (7,830,210)	$ 3,758,500
Valuation process	Monte Carlo simulation model
Expected Dividend Rate [Member]
Measurement Input	0	0